UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—105.2%
Alabama—4.2%
$20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500%	04/01/2041	$22,727,200
385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125	12/01/2025	375,771
210,000	Cooperative District, AL Fort Deposit[1]	6.000	02/01/2036	195,382
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750	02/01/2029	3,714,410
4,000,000	Jefferson County, AL Sewer[1]	7.000	10/01/2051	5,030,560
20,000,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2050	15,176,800
20,185,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2046	15,494,006
8,750,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2050	7,260,050
8,000,000	Jefferson County, AL Sewer[1]	6.000	10/01/2042	9,536,320
7,500,000	Jefferson County, AL Sewer[1]	6.500	10/01/2053	9,203,175
50,000	University of Alabama	5.000	09/01/2036	50,136
				88,763,810
Alaska—0.0%
750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.120	08/01/2031	178,605
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	5.875	12/01/2027	65,922
90,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2032	88,325
				332,852
Arizona—2.3%
200,000	Centerra, AZ Community Facilities District	5.150	07/15/2031	200,090
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900	07/15/2022	1,041,238
330,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	337,131
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	509,925
260,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450	07/15/2021	260,668
200,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625	07/15/2025	200,420
450,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800	07/15/2030	450,805
406,000	Festival Ranch, AZ Community Facilities District[1]	5.750	07/01/2032	408,948
595,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	606,472
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[4]	8.500	04/20/2041	197,545
285,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500	07/01/2022	290,740
200,000	Marley Park, AZ Community Facilities District[1]	5.300	07/15/2031	201,898
288,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300	07/01/2030	288,141
980,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800	07/15/2032	1,015,339
375,000	Palm Valley, AZ Community Facility District No. 3	5.300	07/15/2031	376,447

1 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000%	01/01/2029	$745,057
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	502,570
1,000,000	Phoenix, AZ IDA (Great Hearts Academies)[1]	6.300	07/01/2042	1,103,320
8,500,000	Phoenix, AZ IDA (Rowan University)[1]	5.250	06/01/2034	9,672,915
2,945,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.375	07/01/2031	3,194,324
3,855,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500	07/01/2037	3,900,836
945,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	946,975
900,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.500	09/01/2046	887,121
1,430,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	1,481,680
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.750	04/01/2036	500,675
2,330,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	2,309,403
500,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670	12/01/2027	500,505
650,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750	12/01/2037	650,526
760,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000	06/01/2037	712,599
250,000	Pima County, AZ IDA (Valley Academy)[1]	6.500	07/01/2038	272,688
500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	500,435
1,000,000	Rio Rico, AZ Fire District[1]	7.000	07/01/2030	1,184,890
6,500,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2037	7,814,690
3,000,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2032	3,624,060
100,000	Salt Verde, AZ Financial Corp.[1]	5.500	12/01/2029	125,772
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	1,666,899
500,000	Westpark, AZ Community Facilities District[1]	5.250	07/15/2031	500,435
				49,184,182
Arkansas—0.1%
1,870,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[3]	6.250	02/01/2038	1,111,808
California—11.2%
675,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	752,645
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.000	09/01/2026	1,040,180
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.000	09/01/2025	2,434,419
129,820,000	CA County Tobacco Securitization Agency	6.698 [5]	06/01/2050	2,654,819
38,650,000	CA County Tobacco Securitization Agency	7.548 [5]	06/01/2055	280,212
8,000,000	CA County Tobacco Securitization Agency	7.747 [5]	06/01/2046	747,600
5,000	CA County Tobacco Securitization Agency	7.230 [5]	06/01/2033	1,931
6,000,000	CA County Tobacco Securitization Agency	6.647 [5]	06/01/2046	189,420
7,000,000	CA County Tobacco Securitization Agency	5.310 [5]	06/01/2046	981,330
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.648 [5]	06/01/2046	7,392,570
50,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2035	50,353
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	5,045,000
160,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700 [2]	06/01/2046	164,270
21,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	21,084,420
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500	04/01/2031	3,811,219
10,000,000	CA GO1	5.000	09/01/2032	11,978,900
10,000,000	CA GO1	5.000	09/01/2034	11,926,500

2 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$5,000,000	CA GO1	5.000%	09/01/2045	$5,987,150
10,000,000	CA GO1	5.000	09/01/2034	12,031,800
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.043 [5]	06/01/2047	5,905,900
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750	07/01/2039	22,246,800
20,000	CA HFA (Home Mtg.)[1,6]	5.450	08/01/2033	20,794
10,000,000	CA M-S-R Energy Authority[1]	7.000	11/01/2034	14,610,900
350,000	CA M-S-R Energy Authority[1]	6.500	11/01/2039	488,023
250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500	11/01/2039	304,790
2,025,000	CA Public Works[1,6]	6.625	11/01/2034	2,031,885
450,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	507,019
1,000,000	CA School Finance Authority Charter School (Coastal Academy)[1]	5.000	10/01/2033	1,090,800
7,000,000	CA Silicon Valley Tobacco Securitization Authority	9.794 [5]	06/01/2036	2,308,740
1,745,000	CA Statewide CDA (Aspire Public Schools)[1]	6.000	07/01/2040	1,932,116
2,350,000	CA Statewide CDA (Orinda Wilder)[1]	5.000	09/01/2030	2,730,065
885,000	Cathedral City, CA Redevel. Agency[1]	5.000	08/01/2033	1,024,432
1,450,000	Cathedral City, CA Redevel. Agency[1]	5.000	08/01/2032	1,685,045
9,985,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	02/15/2034	11,113,804
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625	09/01/2039	645,182
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.996 [5]	06/01/2057	3,308,828
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.996 [5]	06/01/2057	4,688,515
2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)[1]	6.000	09/01/2043	3,292,878
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.300 [2]	09/01/2030	539,740
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.375 [2]	09/01/2032	1,075,780
885,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.150 [2]	09/01/2027	962,499
375,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.100 [2]	09/01/2026	409,028
415,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.000 [2]	09/01/2025	453,832
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.200 [2]	09/01/2028	1,084,530
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.250 [2]	09/01/2029	540,645
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation	5.250	07/01/2030	3,962,996
2,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500	11/15/2037	2,602,640
180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750	09/01/2040	186,782
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[1]	7.000	09/01/2031	1,542,588

3 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,930,000	Marysville, CA (Fremont-Rideout Health)[1]	5.000%	01/01/2029	$2,932,080
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5[1]	5.500	09/01/2041	4,157,688
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000	09/01/2037	639,223
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000	09/01/2037	1,268,300
5,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.500	06/01/2045	4,999,500
850,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2034	987,029
1,500,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2033	1,747,410
1,250,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2032	1,461,800
735,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2027	746,393
5,000,000	Palomar, CA Health[1]	5.000	11/01/2036	5,630,050
1,510,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000	09/01/2037	1,512,325
550,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000	09/01/2026	551,210
620,000	Perris, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2037	620,887
3,145,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/01/2034	3,664,302
1,770,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/01/2033	2,075,821
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.350	09/01/2036	1,268,946
1,000,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2025	1,170,570
10,000,000	San Francisco, CA City & County COP[7]	5.000	10/01/2033	11,370,285
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750	08/01/2041	308,955
350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000	08/01/2041	436,163
1,620,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2027	1,696,999
350,000	San Jose, CA Finance Authority (Convention Center)[1]	5.500	05/01/2031	408,653
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	2,571,291
1,880,000	Santa Cruz, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2035	2,217,742
47,250,000	Southern CA Tobacco Securitization Authority	7.098 [5]	06/01/2046	1,004,535
13,675,000	Southern CA Tobacco Securitization Authority	6.398 [5]	06/01/2046	311,653
100,000	Victor Valley, CA Union High School District[1]	5.050	09/01/2025	100,877
1,160,000	Victor Valley, CA Union High School District[1]	5.100	09/01/2035	1,162,436
				238,875,437
Colorado—2.5%
3,775,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250	12/01/2032	3,737,779
125,000	CO E-470 Public Highway Authority	6.812 [5]	09/01/2025	99,309
4,180,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[1,6]	6.450	11/01/2040	4,651,420
1,000,000	CO Elkhorn Ranch Metropolitan District[3]	6.375	12/01/2035	650,830
730,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250	12/01/2040	799,737

4 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Colorado (Continued)
$1,400,000	CO Health Facilities Authority (Christian Living Neighborhoods)[1]	5.000%	01/01/2037	$1,545,012
50,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan Society/ELGSF/ELGSS Obligated Group)[1]	5.000	06/01/2035	50,106
221,000	CO Horse Creek Metropolitan District[1]	5.750	12/01/2036	213,238
330,000	CO Huntington Trails Metropolitan District	6.250	12/01/2036	331,511
500,000	CO Liberty Ranch Metropolitan District[1]	6.250	12/01/2036	498,775
1,945,000	CO North Range Metropolitan District No. 1[1]	5.000	12/15/2024	1,955,056
1,210,000	CO North Range Metropolitan District No. 2[1]	5.500	12/15/2018	1,225,549
500,000	CO North Range Metropolitan District No. 2[1]	5.500	12/15/2037	503,010
750,000	CO Potomac Farms Metropolitan District[1]	7.250	12/01/2037	487,013
107,000	CO Potomac Farms Metropolitan District[1]	7.625 [2]	12/01/2023	69,671
335,000	CO Prairie Center Metropolitan District No. 3[1]	5.250	12/15/2021	334,967
750,000	CO Prairie Center Metropolitan District No. 3[1]	5.400	12/15/2031	749,903
349,000	CO Silver Peaks Metropolitan District[3]	5.750	12/01/2036	233,163
1,000,000	CO Sorrell Ranch Metropolitan District[4]	6.750	12/15/2036	201,900
13,035,000	Denver, CO City & County Airport[1]	5.000	11/15/2032	13,592,116
3,520,000	Denver, CO City & County Airport	5.000	11/15/2025	3,549,779
5,160,000	Denver, CO City & County Airport	5.000	11/15/2023	5,203,654
175,000	Fairplay, CO Sanitation District[1]	5.250	12/15/2031	175,040
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000	12/01/2018	180,509
1,495,000	Public Authority for CO (Natural Gas Energy)[1]	6.250	11/15/2028	1,938,880
5,000,000	Public Authority for CO (Natural Gas Energy)[1]	6.500	11/15/2038	7,021,500
500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125	12/01/2034	543,340
250,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.125	11/01/2038	267,665
110,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.000	12/01/2033	117,638
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.000 [2]	12/15/2041	1,937,205
1,025,237	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000	12/01/2041	1,038,575
				53,903,850
Connecticut—0.0%
25,000	CT H&EFA (BHosp/BHlthC/BHDF/BH&HCG Obligated Group)[1]	5.500	07/01/2032	25,050
500,000	Georgetown, CT Special Taxing District[3]	5.125	10/01/2036	197,485
9,644,145	Mashantucket Western Pequot Tribe CT	6.050	07/01/2031	375,833
				598,368
Delaware—0.2%
3,088,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450	07/01/2035	3,090,038
2,156,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450	07/01/2036	1,949,455
				5,039,493
District of Columbia—0.8%
25,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450	11/01/2034	25,009
195,000	District of Columbia Ballpark[1]	5.000	02/01/2031	195,686
2,100,000	District of Columbia Center for Strategic & International Studies[1]	6.625	03/01/2041	2,355,339

5 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
District of Columbia (Continued)
$2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.375%	03/01/2031	$2,227,520
4,385,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	4,537,116
2,510,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	3,028,290
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.369 [5]	06/15/2046	4,161,613
400,000	District of Columbia University (Gallaudet University)[1]	5.500	04/01/2034	457,436
				16,988,009
Florida—10.2%
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750	12/01/2030	112,109
1,815,000	Amelia Concourse, FL Community Devel. District[4]	5.750	05/01/2038	1,355,152
575,000	Arlington Ridge, FL Community Devel. District[1]	5.500	05/01/2036	488,618
435,000	Avignon Villages, FL Community Devel. District[4]	5.300	05/01/2014	56,611
250,000	Avignon Villages, FL Community Devel. District[4]	5.400	05/01/2037	32,535
1,335,000	Boynton Village, FL Community Devel. District Special Assessment[1]	6.000	05/01/2038	1,337,803
1,135,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	1,134,898
2,200,000	Chapel Creek, FL Community Devel. District Special Assessment[4]	5.500	05/01/2038	1,308,912
1,517,000	Clearwater Cay, FL Community Devel. District[4]	5.500	05/01/2037	833,774
2,280,000	Creekside, FL Community Devel. District[4]	5.200	05/01/2038	911,134
875,000	Crosscreek, FL Community Devel. District[4]	5.500	05/01/2017	437,325
415,000	Crosscreek, FL Community Devel. District[4]	5.600	05/01/2039	207,417
600,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	600,252
655,000	Durbin Crossing, FL Community Devel. District Special Assessment[3]	5.250	11/01/2020	268,995
350,000	East Homestead, FL Community Devel. District[1]	5.000	11/01/2033	366,341
120,000	East Homestead, FL Community Devel. District[1,6]	7.250	05/01/2021	128,292
365,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	387,090
5,437,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000	07/15/2032	2,717,902
1,775,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260	07/15/2038	887,305
10,440,000	FL COP (Dept. of Management Services)[7]	5.250	08/01/2028	11,275,304
1,250,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	1,377,887
1,100,000	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	1,005,554
3,780,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	3,785,481
880,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1]	5.500	05/01/2038	879,912
16,000,000	Greater Orlando, FL Aviation Authority[7]	5.000	10/01/2032	18,133,600
195,000	Heritage Isles, FL Community Devel. District[4]	7.100	10/01/2023	35,839
145,000	Hialeah, FL Hsg. Authority[1]	5.800	06/20/2033	146,634
115,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A1	5.500	05/01/2036	114,988
430,000	Indigo, FL Community Devel. District[4]	5.750	05/01/2036	262,068

6 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$26,005,000	Jacksonville, FL Health Facilities Authority (Brooks Health System) Floaters	0.800%[8]	11/01/2038	$26,005,000
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	35,812
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000	09/01/2029	1,422,568
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000	09/01/2037	1,113,620
20,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center/Lakeland Regional Hospital System Obligated Group)	5.000	11/15/2032	20,034
485,000	Legends Bay, FL Community Devel. District[1]	5.875	05/01/2038	484,942
1,730,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,677,373
425,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	254,792
1,775,000	Magnolia Creek, FL Community Devel. District[4]	5.900	05/01/2039	372,146
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[3]	5.350	05/01/2037	854,658
5,000,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2027	6,061,350
13,500,000	Miami-Dade County, FL School Board Floater	1.020 [8]	05/01/2037	13,500,000
790,000	Miromar Lakes, FL Community Devel. District[1]	5.375	05/01/2032	849,392
2,000,000	Miromar Lakes, FL Community Devel. District[1]	5.000	05/01/2035	2,041,020
3,295,000	Monterey/Congress, FL Community Devel. District Special Assessment[1,6]	5.375	05/01/2036	3,294,670
8,080,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	7,830,086
335,000	Naturewalk, FL Community Devel. District[3]	5.500	05/01/2038	184,113
395,000	Naturewalk, FL Community Devel. District[4]	5.300	05/01/2016	217,088
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	250,537
10,000,000	Orange County, FL School Board COP[7]	5.500	08/01/2034	11,223,700
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.000	05/01/2032	494,361
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.625	05/01/2042	1,123,560
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[4]	7.000	07/01/2036	499,875
1,815,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	1,697,932
460,000	Palm River, FL Community Devel. District[4]	5.150	05/01/2013	181,079
510,000	Palm River, FL Community Devel. District[4]	5.375	05/01/2036	201,073
1,660,000	Parkway Center, FL Community Devel. District, Series A1,6	6.125	05/01/2024	1,659,170
2,180,000	Parkway Center, FL Community Devel. District, Series A1,6	6.300	05/01/2034	2,165,394
1,245,000	Pine Ridge Plantation, FL Community Devel. District	5.400	05/01/2037	1,092,612
1,295,000	Pinellas County, FL Health Facility Authority (St. Mark Village)	5.650	05/01/2037	1,326,844
405,000	Poinciana West, FL Community Devel. District Special Assessment[1,6]	6.000	05/01/2037	407,171
245,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	236,158

7 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$435,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.500%	05/01/2038	$195,676
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.250	05/01/2012	1,200,993
285,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.200	05/01/2017	111,726
980,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.400	05/01/2038	384,483
9,530,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	9,529,047
945,000	Reunion East, FL Community Devel. District[1]	6.600	05/01/2033	973,926
860,000	Reunion East, FL Community Devel. District[3]	7.375	05/01/2033	9
875,000	Reunion East, FL Community Devel. District[1]	6.600	05/01/2036	895,799
810,000	Reunion East, FL Community Devel. District[3]	5.800	05/01/2036	8
25,000	Ridgewood Trails, FL Community Devel. District[1]	5.650	05/01/2038	25,005
2,400,000	River Glen, FL Community Devel. District Special Assessment[4]	5.450	05/01/2038	1,199,520
329,242	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	253,559
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750	07/01/2030	3,823,812
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	4,953,354
2,530,000	South Bay, FL Community Devel. District[3]	0.000 [2]	05/01/2036	1,979,346
935,000	South Bay, FL Community Devel. District[3]	0.000 [2]	05/01/2025	733,853
1,645,000	South Bay, FL Community Devel. District[4]	5.950	05/01/2036	81,822
2,155,000	South Bay, FL Community Devel. District[1]	5.950	05/01/2036	2,155,431
2,035,000	South Bay, FL Community Devel. District[1]	5.125	05/01/2020	1,999,265
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000	08/01/2045	1,689,900
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250	10/01/2041	369,492
6,020,000	Tern Bay, FL Community Devel. District[4]	5.000	05/01/2015	1,465,449
500,000	Tern Bay, FL Community Devel. District[4]	5.375	05/01/2037	121,795
4,040,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000	05/01/2036	4,041,050
7,975,000	Verona Walk, FL Community Devel. District[1]	5.375	05/01/2037	7,974,203
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.550	05/01/2039	230,874
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.350	05/01/2017	1,410,006
4,355,000	Vista, FL Community Devel. District Special Assessment[1]	5.375	05/01/2037	4,392,845
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.125	05/01/2013	899,625
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.500	05/01/2037	1,481,383
266,156	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	266,129
5,095,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.500	05/01/2036	5,142,485

8 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$16,000	Waters Edge, FL Community Devel. District[1]	5.350%	05/01/2039	$15,999
560,000	Waters Edge, FL Community Devel. District[1,6]	6.600 [2]	05/01/2039	558,180
1,785,000	Waterstone, FL Community Devel. District[4]	5.500	05/01/2018	892,232
285,000	West Villages, FL Improvement District[4]	5.350	05/01/2015	170,892
2,905,000	West Villages, FL Improvement District	5.500	05/01/2038	2,912,233
7,350,000	West Villages, FL Improvement District[4]	5.800	05/01/2036	4,407,207
4,925,000	Westridge, FL Community Devel. District[4]	5.800	05/01/2037	2,955,000
5,750,000	Westside, FL Community Devel. District[3]	5.650	05/01/2037	3,448,850
1,445,000	Wyld Palms, FL Community Devel. District[4]	5.500	05/01/2038	360,686
2,250,000	Wyld Palms, FL Community Devel. District[4]	5.400	05/01/2015	561,623
990,000	Zephyr Ridge, FL Community Devel. District[4]	5.625	05/01/2037	494,802
450,000	Zephyr Ridge, FL Community Devel. District[4]	5.250	05/01/2013	224,910
				216,352,346
Georgia—0.1%
200,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	222,840
565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)[1]	5.000	11/01/2048	582,148
860,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	904,178
5,000	GA Municipal Electric Authority[1]	6.600	01/01/2018	5,088
50,000	Houston County, GA Hospital Authority (HHSys/ HoustonH/HHEMS/HHP/HPCP/HPS Obligated Group)[1]	5.250	10/01/2035	51,751
520,000	Randolph County, GA GO1	5.000	04/01/2030	563,306
				2,329,311
Idaho—0.0%
60,000	ID Health Facilities Authority (Trinity Health Corp.)[1]	6.250	12/01/2033	66,568
Illinois—10.6%
200,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	199,152
915,000	Chicago, IL Board of Education	5.063 [5]	12/01/2024	667,712
5,000,000	Chicago, IL Board of Education[1]	5.000	12/01/2035	5,117,400
500,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	514,355
1,405,000	Chicago, IL Board of Education	5.063 [5]	12/01/2024	1,025,285
14,000,000	Chicago, IL GO1	5.000	01/01/2029	14,078,260
10,000	Chicago, IL GO	5.000	01/01/2028	10,035
25,000	Chicago, IL GO1	5.000	01/01/2042	25,061
200,000	Chicago, IL GO1	5.000	01/01/2023	201,634
5,000,000	Chicago, IL GO1	5.000	12/01/2023	5,016,900
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2034	2,912,825
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2033	2,926,800
2,400,000	Cook County, IL Community School District GO1	7.125	06/01/2024	2,835,384
949,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500	03/01/2017	189,411
475,000	Country Club Hills, IL GO1	5.000	12/01/2030	479,441
500,000	Country Club Hills, IL GO1	5.000	12/01/2031	504,570
40,000	Country Club Hills, IL GO1	5.000	12/01/2032	40,336
455,000	Country Club Hills, IL GO1	5.000	12/01/2029	459,518
395,000	Country Club Hills, IL GO1	5.000	12/01/2026	399,582
410,000	Country Club Hills, IL GO1	5.000	12/01/2027	414,198

9 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$435,000	Country Club Hills, IL GO1	5.000%	12/01/2028	$439,467
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	319,946
2,000,000	Gilberts, IL Special Service Area No. 15[1]	5.000	03/01/2035	2,212,900
747,817	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	663,867
1,000,000	Harvey, IL GO3	5.625	12/01/2032	589,810
2,225,000	Harvey, IL GO3	5.500	12/01/2027	1,334,577
4,495,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875	08/01/2028	4,521,790
1,770,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125	09/01/2025	1,771,257
17,050,000	IL Finance Authority (Centegra Health System) Floaters	0.930 [8]	09/01/2020	17,050,000
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,326,282
155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500	02/01/2023	162,465
1,000,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2036	996,270
9,660,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2031	9,661,063
1,010,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000	04/01/2026	1,010,424
500,000	IL Finance Authority (Lake Forest College)[1]	5.750	10/01/2032	544,640
450,000	IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	495,050
5,000,000	IL Finance Authority (Newman Foundation at the University of Illinois)	5.000	02/01/2037	5,052,600
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[7]	6.000	08/15/2039	22,613,000
50,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2037	57,703
145,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	163,477
4,685,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/ PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )[1]	6.125	05/15/2025	5,282,010
170,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/ PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )[1]	6.125	05/15/2025	191,663
7,275,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/ PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )[1]	5.250	05/15/2029	7,761,116
495,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )[1]	5.250	05/15/2029	528,076
95,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )[1]	7.750	08/15/2034	112,015
10,095,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )[1]	7.750	08/15/2034	11,951,975
400,000	IL Finance Authority (Resurrection Health Care)[7]	5.250	05/15/2029	426,915
5,810,000	IL Finance Authority (Resurrection Health Care)[7]	5.250	05/15/2029	6,200,944
3,250,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2032	3,273,302
5,855,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2044	6,353,319
22,915,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2039	24,901,043
2,680,000	IL Finance Authority (Roosevelt University)[1]	6.250	04/01/2029	2,898,929
6,270,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2037	6,311,194
10,000,000	IL Finance Authority (Trinity Health Corp.)[1]	5.000	12/01/2030	11,267,700
2,045,000	IL GO	5.000	01/01/2020	2,051,953
700,000	IL GO1	5.000	08/01/2025	751,807

10 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$380,000	IL GO	5.000%	01/01/2019	$381,292
1,500,000	IL GO	5.000	09/01/2028	1,505,100
1,500,000	IL GO1	5.000	03/01/2037	1,545,150
1,050,000	IL Metropolitan Pier & Exposition Authority[1]	5.500	12/15/2023	1,201,578
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	06/15/2050	351,562
200,000	IL Regional Transportation Authority[1]	5.000	07/01/2025	200,650
2,000,000	IL Sports Facilities Authority[1]	5.250	06/15/2032	2,259,420
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2027	1,220,959
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2028	1,307,691
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2031	1,617,063
4,481,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	4,464,958
2,609,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,602,425
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[4]	6.125	03/01/2040	261,493
480,000	Markham, IL GO1	5.750	02/01/2028	472,738
1,091,000	Plano, IL Special Service Area No. 5[4]	6.000	03/01/2036	652,723
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	474,530
3,800,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	1,899,848
1,355,000	Southwestern IL Devel. Authority (Village of Sauget)[1,6]	5.625	11/01/2026	1,264,188
1,853,000	Yorkville, IL United City Special Services Area Special Tax[1]	5.000	03/01/2033	1,886,076
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[4]	6.250	03/01/2035	888,455
				226,726,307
Indiana—1.7%
1,700,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	2,051,509
465,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	480,610
4,750,000	IN Finance Authority (Marian University)[1]	6.500	09/15/2030	5,417,232
2,885,000	IN Finance Authority (Marian University)[1]	5.250	09/15/2025	3,151,112
4,250,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	4,784,650
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	327,444
7,500,000	IN Municipal Power Agency[1]	5.000	01/01/2037	8,764,050
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	6.000	07/01/2040	4,188,833
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	1,059,420
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[1]	7.000	02/01/2039	2,132,001
2,071,755	North Manchester, IN Economic Devel. (Peabody Retirement Community)[3]	1.000	12/01/2045	237,755
2,466,162	North Manchester, IN Economic Devel. (Peabody Retirement Community)	6.050 [8]	12/01/2045	2,365,247

11 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Indiana (Continued)
$1,870,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500%	07/01/2022	$2,017,188

				36,977,051

Iowa—0.2%
750,000	IA Finance Authority (Amity Fellowserve)	6.500	10/01/2036	755,707
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[3]	5.900	12/01/2028	43,948
1,685,000	IA Finance Authority (Mercy Medical Center)[1]	5.000	08/15/2028	1,914,817
335,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1,6]	5.375	06/01/2025	318,515
1,000,000	Xenia, IA Rural Water District[1]	5.000	12/01/2036	1,140,180
				4,173,167

Kansas—0.1%
450,000	Hays, KS Sales Tax[1]	6.000	01/01/2025	450,761
2,360,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	2,334,606
				2,785,367

Kentucky—1.2%
5,000,000	KY Municipal Power Agency[1]	5.000	09/01/2034	5,781,350
11,525,000	KY Municipal Power Agency[1]	5.000	09/01/2033	13,378,912
5,480,000	KY Municipal Power Agency[1]	5.000	09/01/2032	6,386,830
80,000	Owens County, KY Waterworks System (AWCC/KAWC Obligated Group)[1]	6.250	06/01/2039	88,254
15,000	Springfield, KY Educational Devel. (St. Catherine College)[4]	5.750	10/01/2035	3,000
				25,638,346

Louisiana—3.2%
2,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	2,293,840
635,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	764,838
950,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	1,144,247
10,005,000	LA GO1	4.000	09/01/2032	10,931,463
8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	8,563,176
5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	5,196,950
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500	09/01/2022	2,899,807
1,050,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2018	1,034,218
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	31,674
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550	09/01/2025	1,354,043
2,500,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000	06/01/2042	2,825,325
19,275,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)	6.750	07/01/2039	22,148,132
50,000	LA Stadium & Exposition District[1]	5.000	07/01/2028	57,565

12 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Louisiana (Continued)
$2,000,000	LA Stadium & Exposition District[1]	5.000%		07/01/2032	$2,272,320
7,000,000	St. John the Baptist Parish, LA Revenue (Marathon Oil Corp.)[1]	5.125		06/01/2037	7,096,600
					68,614,198

Maine—0.4%
5,000,000	ME H&HEFA (Maine General Medical Center)[1]	7.500		07/01/2032	5,870,350
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750		07/01/2036	2,241,920
					8,112,270

Maryland—0.4%
1,000,000	MD EDC Student Hsg. (Morgan State University)[1]	5.000		07/01/2034	1,089,480
4,530,000	MD EDC Student Hsg. (University of Maryland College Park)[1]	5.000		06/01/2035	5,391,832
50,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375		07/01/2020	50,145
400,000	MD H&HEFA (Maryland Institute College of Art)[1]	5.000		06/01/2036	460,792
1,768,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250		07/01/2035	1,772,968
2,287,212	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[3]	3.787	[5]	01/01/2037	253,881
					9,019,098

Massachusetts—0.6%
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500		01/01/2035	260,294
25,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2031	28,843
750,000	MA Devel. Finance Agency (Lasell College)[1]	5.500		07/01/2026	857,032
92,782	MA Devel. Finance Agency (Linden Ponds)	5.500		11/15/2046	87,598
461,488	MA Devel. Finance Agency (Linden Ponds)	0.605	[5]	11/15/2056	2,547
14,103	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2039	14,715
1,733,606	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	1,801,910
6,770,000	MA Devel. Finance Agency (Merrimack College)[1]	5.250		07/01/2042	7,404,078
40,000	MA Devel. Finance Agency (Northern Berkshire Community)	6.250		08/15/2029	30,375
2,000,000	MA Devel. Finance Agency (UMHC/UMMC/HHH&H/HHosp Obligated Group)[1]	5.000		07/01/2036	2,280,240
20,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250		07/01/2023	20,070
					12,787,702

Michigan—4.8%
10,000,000	Detroit, MI Building Authority[1]	5.000		10/15/2032	11,986,300
680,000	Detroit, MI City School District[1]	5.000		05/01/2031	758,336
1,100,000	Detroit, MI City School District[1]	5.000		05/01/2028	1,241,108
775,000	Detroit, MI GO1	5.000		04/01/2028	796,537
5,000	Detroit, MI Local Devel. Finance Authority[1]	5.500		05/01/2021	4,886
2,250,000	Detroit, MI Sewer Disposal System[1]	6.500		07/01/2024	2,498,557
13,435,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	15,381,731
2,155,000	Detroit, MI Water and Sewerage Dept.[1]	5.000		07/01/2032	2,381,534
1,000,000	Detroit, MI Water Supply System[1]	5.000		07/01/2036	1,086,450
495,000	Grand Traverse Academy, MI Public School Academy[1]	5.000		11/01/2022	500,534
2,100,000	MI Finance Authority (City of Detroit)	5.000		04/01/2028	2,223,228
5,000,000	MI Finance Authority (Detroit School District)	5.500		06/01/2021	5,289,900

13 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Michigan (Continued)
$930,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000%		07/01/2027	$1,094,471
2,200,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2034	2,492,226
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2033	1,133,830
895,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2026	1,060,494
2,450,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2032	2,788,663
7,035,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2023	8,426,101
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2025	1,193,820
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2034	1,130,180
3,300,000	MI Finance Authority (HFHS/HFMHCT/HFWH/WAFMH Obligated Group)[1]	5.000		11/15/2041	3,735,336
600,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	612,720
14,600,000	MI Hospital Finance Authority (Trinity Health)[7]	6.125		12/01/2023	16,176,654
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,155,393
8,441,255	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	7,974,538
388,625	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	394,000
1,323,000,000	MI Tobacco Settlement Finance Authority	9.832	[5]	06/01/2058	6,720,840
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	300,128
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	954,358
500,000	Renaissance, MI Public School Academy[1]	6.000		05/01/2037	534,425
					102,027,278

Minnesota—0.2%
2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000		01/01/2031	2,456,440
965,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000		02/15/2027	970,549
					3,426,989

Mississippi—0.6%
750,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750		12/01/2024	836,768
10,000,000	MS Devel. Bank (Gulf Coast Community College District)[1,6]	5.000		12/01/2046	11,518,800
					12,355,568

Missouri—2.1%
895,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750		05/01/2026	901,668
305,000	Branson, MO IDA (Branson Hills Redevel.)[1,6]	7.050		05/01/2027	305,457
990,000	Branson, MO IDA (Branson Landing)[1]	5.250		06/01/2021	988,050
6,025,000	Branson, MO IDA (Branson Shoppe Redevel.)[1,6]	5.950		11/01/2029	6,033,616
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	5.875		12/01/2031	548,384
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625		04/01/2027	281,440
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500		04/01/2021	328,792
1,330,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.125		12/15/2050	1,367,985

14 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Missouri (Continued)
$580,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.000%		12/15/2040	$597,098
155,000	Hawk Ridge, MO Transportation Devel. District[1]	4.650		02/01/2017	156,504
3,840,000	Hawk Ridge, MO Transportation Devel. District[1]	5.000		02/01/2030	3,961,382
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)[1]	7.200		05/01/2033	12,436,478
295,000	Kansas City, MO IDA (Sales Tax)[1]	5.000		04/01/2046	284,168
500,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	6.500		06/01/2025	499,195
900,000	Kansas City, MO Tax Increment (Southtown)[1]	6.000		03/01/2017	909,972
250,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.750		03/01/2029	154,373
140,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.500		03/01/2021	90,500
770,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875		10/01/2029	782,366
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750		11/01/2026	2,103,045
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500		10/01/2031	333,615
184,000	Northwoods, MO Transportation Devel. District[1]	5.850		02/01/2031	176,082
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	5.000		05/01/2023	1,496,100
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.625		11/01/2025	2,504,425
1,025,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)[1,6]	5.000		10/01/2046	1,022,745
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[3]	6.000		08/04/2025	275,387
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000		08/21/2026	571,262
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500		03/09/2027	1,032,736
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	453,741
545,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000		08/21/2026	217,875
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)[4]	5.500		01/20/2028	334,858
783,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	661,079
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[3]	6.690		04/21/2029	687,571
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	249,078
3,255,000	St. Louis, MO Tax Increment, Series A	6.600		01/21/2028	2,477,771
620,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.700		04/01/2022	188,852
320,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.750		04/01/2027	97,462
					45,511,112

Montana—0.1%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[3]	6.250	[2]	09/01/2031	2,338,604
Nebraska—0.7%
9,510,000	NE Central Plains Gas Energy[1]	5.250		09/01/2037	10,837,881
1,540,000	NE Public Power Generation Agency (Whelan Energy Center)[1]	5.000		01/01/2032	1,550,950

15 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Nebraska (Continued)
$1,600,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)	8.750%		10/01/2020	$1,590,080
					13,978,911

Nevada—0.7%
255,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	254,314
320,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	319,184
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[3]	6.845	[5]	01/01/2019	2,549,641
2,600,000	Henderson, NV Health Care Facility (DHlth/BMH/ CmntyHOSB/MSrH/SFMH/SNVMMH/CMF/SHSvcs Obligated Group)[1]	5.250		07/01/2031	2,654,730
205,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300		08/01/2018	203,077
100,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.250		08/01/2017	99,613
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700		06/01/2028	8,084,461
1,530,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400		06/01/2020	1,659,821
					15,824,841

New Hampshire—2.8%
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.698	[5]	01/01/2030	1,584,272
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.647	[5]	01/01/2029	159,686
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.996	[5]	01/01/2023	376,205
400,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	423,656
250,000	NH H&EFA (Dartmouth-Hitchcock Clinic/Mary Hitchcock Memorial Hospital Obligated Group)[1]	5.000		08/01/2035	250,732
4,010,000	NH H&EFA (Franklin Pierce College)	6.050		10/01/2034	3,966,572
20,860,000	NH H&EFA (LRG Healthcare)[7]	7.000		04/01/2038	24,320,465
475,000	NH H&EFA (LRG Healthcare)[1]	5.500		10/01/2034	534,237
21,530,000	NH H&EFA (LRGHealthcare)[7]	5.500		10/01/2034	24,214,961
1,500,000	NH H&EFA (Southern New Hampshire University)[1]	5.000		01/01/2027	1,704,810
1,270,000	NH HE&HFA (Franklin Pierce College)	5.300		10/01/2028	1,213,739
					58,749,335

New Jersey—2.3%
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000		11/01/2032	2,193,140
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000		11/01/2030	2,219,780
2,100,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000		07/01/2029	2,481,633
4,555,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	5,212,423
1,000,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2031	1,039,080
5,015,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2032	5,520,311
2,200,000	NJ Transportation Trust Fund Authority[1]	5.000		12/15/2032	2,299,286
6,000,000	NJ Transportation Trust Fund Authority	5.000		06/15/2030	6,667,320
5,975,000	NJ Transportation Trust Fund Authority[1]	5.500		12/15/2021	6,960,218
500,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2030	520,435
500,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2029	520,760
7,000,000	NJ Turnpike Authority[1]	5.000		01/01/2034	8,183,840

16 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$5,000,000	NJ Turnpike Authority[1]	5.000%		01/01/2033	$5,865,600
					49,683,826

New Mexico—0.1%
230,000	Boulders, NM Pubic Improvement District[1]	5.750		10/01/2044	237,618
240,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	253,745
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,891,601
					2,382,964

New York—5.6%
2,000,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000		07/15/2028	2,423,180
10,000,000	L.I., NY Power Authority, Series A	5.500		05/01/2033	11,112,300
65,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	65,305
285,000	NY Counties Tobacco Trust VI1	5.750		06/01/2043	327,855
6,000,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2056	6,787,740
3,100,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2051	3,455,942
6,400,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2046	6,979,136
10,500,000	NY MTA, Series C-1[1]	5.000		11/15/2035	12,416,145
3,000,000	NY MTA, Series E1	5.000		11/15/2030	3,560,220
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2039	11,817,400
8,720,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		08/01/2031	10,599,247
11,825,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		08/01/2032	14,359,807
2,650,000	NYS DA (New York State Dormitory Authority)[1]	5.000		07/01/2028	3,259,553
10,000,000	NYS DA (Sales Tax)[1]	5.000		03/15/2033	12,119,700
8,180,000	NYS DA (St. Mary’s Hospital for Children)[1,6]	7.875		11/15/2041	9,035,792
4,690,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	4,851,430
5,255,000	Westchester County, NY Healthcare Corp., Series A1	5.000		11/01/2030	5,883,761
					119,054,513

North Carolina—0.0%
20,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	20,054

North Dakota—0.3%
6,650,000	Hazen, ND Healthcare (Hazen Memorial Hospital Association)[1]	2.500		07/01/2017	6,653,259

Ohio—6.0%
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	6.000		06/01/2045	2,444,355
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	5.750		06/01/2031	3,732,538
5,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.000		06/01/2042	5,161,357
770,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.247	[5]	06/01/2047	54,345,957
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.498	[5]	06/01/2052	7,860,940
8,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750		06/01/2034	8,267,251
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	2,524,544

17 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$11,460,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125%	06/01/2024	$10,862,934
10,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	9,817,654
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000	11/01/2038	2,193,621
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[1]	6.000	11/15/2035	3,971,844
10,000	Cuyahoga County, OH Hospital (Metro Health System)	5.500	02/15/2027	10,039
780,000	Greene County, OH University Hsg. (Central State University)[1]	5.625	09/01/2032	765,125
1,000,000	Greene County, OH University Hsg. (Central State University)[1]	5.500	09/01/2027	996,690
95,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	95,346
695,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1,6]	5.000	12/01/2022	694,131
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	5,565,008
1,870,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	1,813,264
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000	12/01/2037	4,508,654
510,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	555,013
645,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	515,871
				126,702,136

Oklahoma—0.6%
12,535,000	Grady County, OK Criminal Justice Authority[1,6]	7.000	11/01/2041	12,587,772

Oregon—0.2%
2,250,000	Forest Grove, OR Revenue (Pacific University)[1]	5.000	05/01/2036	2,570,917
500,000	OR Facilities Authority (Concordia University)[1]	6.375	09/01/2040	538,705
310,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	332,528
				3,442,150

Pennsylvania—4.1%
5,000,000	Bethlehem, PA Area School District[1]	5.000	08/01/2033	5,822,900
2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2035	2,551,981
1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2031	1,600,816
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2047	1,088,160
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	532,505
195,000	Luzerne County, PA IDA[1,6]	7.500	12/15/2019	203,742
10,010,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	11,368,857
10,000,000	PA GO1	5.000	10/15/2031	11,600,800
10,000,000	PA GO1	5.000	06/01/2027	11,563,000
2,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	2,273,940
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2030	3,256,410
2,605,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2025	2,878,733

18 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$5,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000%		04/01/2031	$5,409,300
5,000,000	PA State Public School Building Authority (Philadelphia School District)[1,6]	5.000		06/01/2032	5,719,150
5,000,000	PA State Public School Building Authority (Philadelphia School District)[1,6]	5.000		06/01/2033	5,696,200
5,000,000	PA Turnpike Commission[1]	5.000		06/01/2030	5,854,850
4,000,000	PA Turnpike Commission[1]	5.000		12/01/2040	4,590,720
1,500,000	PA Turnpike Commission[1]	0.000	[2]	12/01/2038	1,855,695
685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125		03/15/2043	771,461
735,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250		01/01/2021	730,664
55,000	Philadelphia, PA School District[1]	6.000		09/01/2038	60,129
1,700,000	Philadelphia, PA School District[1]	6.000		09/01/2038	1,782,467
5,000	Philadelphia, PA School District[1]	6.000		09/01/2038	5,466
5,000	Philadelphia, PA School District[1]	6.000		09/01/2038	5,466
					87,223,412

Rhode Island—0.9%
4,915,000	Central Falls, RI Detention Facility[4]	7.250		07/15/2035	1,219,461
45,000	Providence, RI HDC (Barbara Jordan Apartments)[1]	6.750		07/01/2025	45,156
725,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000		05/15/2039	834,033
13,600,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)	7.000		05/15/2039	15,645,304
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	20,162
18,045,000	RI Tobacco Settlement Financing Corp. (TASC)	6.121	[5]	06/01/2052	1,060,685
					18,824,801

South Carolina—1.1%
1,560,000	Lancaster County, SC (Sun City Carolina Lakes)	5.450		12/01/2037	1,561,825
4,725,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[6]	6.200		11/01/2036	4,727,126
600,000	SC Connector 2000 Assoc. Toll Road, Series B	2.744	[5]	01/01/2020	465,720
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	3.153	[5]	01/01/2021	4,725,421
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	3.744	[5]	01/01/2026	5,618,202
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.500		04/01/2042	2,360,780
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.250		04/01/2035	2,930,075
					22,389,149

South Dakota—0.1%
1,500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000		06/01/2027	1,711,725

Tennessee—0.4%
125,000	Johnson City, TN H&EFB (Johnson City Medical Center)	5.250		07/01/2028	130,907
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[1]	5.000		11/01/2027	561,990

19 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Tennessee (Continued)
$5,665,000	TN Energy Acquisition Gas Corp.[1]	5.000%	02/01/2027	$6,807,744
				7,500,641

Texas—4.8%
2,375,000	Central TX Regional Mobility Authority[1]	5.000	01/01/2040	2,698,071
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	59,192
1,100,000	Dallas County, TX Flood Control District[1]	5.000	04/01/2032	1,148,741
7,250,000	Donna, TX GO1	6.250	02/15/2037	7,692,322
4,580,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250	10/01/2033	4,606,472
16,000,000	Houston, TX Airport System, Series A7	5.500	07/01/2039	17,151,040
140,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	167,031
160,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	197,851
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2036	269,770
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2041	269,313
30,000	Huntsville, TX GO COP	5.000	08/15/2032	30,105
7,465,000	Irving, TX Hotel Occupancy[1]	5.500	08/15/2038	7,952,091
750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2051	838,455
150,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2031	174,528
750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2046	840,578
355,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2036	389,680
555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	5.875	04/01/2036	641,558
780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	6.000	04/01/2045	905,798
10,000,000	Pearland, TX Independent School District[1]	5.250	02/15/2032	12,378,800
3,695,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[4,9]	6.150	08/01/2022	—
5,000,000	Spring, TX Independent School District[1]	5.000	08/15/2031	6,037,600
4,315,000	Spring, TX Independent School District[1]	5.000	08/15/2029	5,269,866
10,775,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[7]	6.250	11/15/2029	11,943,963
4,570,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[7]	6.250	11/15/2029	5,065,792
6,146,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750	10/01/2037	6,505,664
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000	09/01/2033	458,456

20 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Texas (Continued)
$110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750%		09/01/2027	$105,457
4,500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	5,533,965
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[1]	6.000		02/15/2030	1,968,311
370,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	377,448
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Frontiers School)[1]	5.800		08/15/2040	1,169,294
					102,847,212

Utah—0.0%
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625		07/15/2037	276,229

Vermont—0.0%
445,000	Burlington, VT GO1	5.000		11/01/2032	500,033
350,000	Burlington, VT GO1	5.000		11/01/2027	402,077
					902,110

Virginia—0.9%
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.500		07/15/2035	733,409
1,750,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.250		07/15/2025	1,580,285
406,000	Celebrate, VA North CDA Special Assessment[3]	6.750		03/01/2034	262,081
3,131,000	Celebrate, VA South CDA Special Assessment[4]	6.250		03/01/2037	1,565,437
750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.800		03/01/2036	187,403
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.450		03/01/2036	749,610
371,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.125		03/01/2036	92,702
900,000	New Port, VA CDA[4]	5.600		09/01/2036	449,595
3,240,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	3,326,767
2,495,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2038	2,559,221
950,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2026	950,428
2,000,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2029	2,000,400
585,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000		06/01/2036	584,953
162,770,000	VA Tobacco Settlement Financing Corp.	4.867	[5]	06/01/2047	2,951,020
35,170,000	VA Tobacco Settlement Financing Corp.	4.783	[5]	06/01/2047	920,047
					18,913,358

Washington—2.8%
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	75,030
2,625,642	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	2,622,150

21 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Washington (Continued)
$3,920,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000%		03/01/2025	$4,308,158
80,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000		03/01/2025	89,899
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375		10/01/2036	36,827,677
15,000,000	WA Health Care Facilities Authority (PH&S / PEMC / PH&SO / PHSSC / LCMAS / SJHC / PSMMC / SPH&HSC / PHlthC / PH&SW Obligated Group)[1]	5.250		10/01/2033	16,148,550
					60,071,464

West Virginia—0.2%
1,885,000	Brooke County, WV (Bethany College)[1]	6.750		10/01/2037	2,083,566
1,960,000	Brooke County, WV (Bethany College)[1]	6.500		10/01/2031	2,152,668
100,000	WV Water Devel. Authority[1]	4.625		10/01/2039	100,303
					4,336,537

Wisconsin—1.5%
1,475,000	WI Center District, Series A1	5.000		12/15/2029	1,665,408
5,000,000	WI GO1	6.000		05/01/2036	5,578,000
615,000	WI H&EFA (Beloit College)[1]	5.000		07/01/2036	694,114
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	881,715
1,230,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2035	1,446,013
1,240,000	WI H&EFA (Richland Hospital)[1]	5.375		06/01/2028	1,241,662
17,260,000	WI H&EFA (SSM Health Care Corp.)[1]	5.250		06/01/2034	19,199,679
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.060	[5]	10/01/2042	3,860
185,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181	[5]	10/01/2042	79,389
465,000	WI Public Finance Authority (Las Ventanas Retirement Community)[1]	7.000		10/01/2042	466,520
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.125		07/01/2042	705,906
480,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750		07/15/2032	525,513
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000		07/15/2042	384,489
					32,872,268

U.S. Possessions—11.3%
7,315,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	5,531,896
1,885,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,434,466
5,400,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	4,177,656
1,925,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	1,484,079
2,710,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	2,702,412
11,830,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	11,886,784
3,000,000	Puerto Rico Commonwealth GO4	6.000		07/01/2040	1,923,750
2,000,000	Puerto Rico Commonwealth GO4	6.000		07/01/2039	1,282,500
5,000,000	Puerto Rico Commonwealth GO4	6.500		07/01/2037	3,228,200
4,000,000	Puerto Rico Commonwealth GO4	5.625		07/01/2033	2,545,000
1,250,000	Puerto Rico Commonwealth GO4	5.375		07/01/2030	791,300

22 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$9,000,000	Puerto Rico Commonwealth GO4	5.750%		07/01/2036	$5,647,500
5,000,000	Puerto Rico Commonwealth GO4	5.750		07/01/2028	3,177,750
4,210,000	Puerto Rico Commonwealth GO4	5.500		07/01/2039	2,710,187
1,500,000	Puerto Rico Commonwealth GO4	5.500		07/01/2026	959,055
500,000	Puerto Rico Commonwealth GO	5.500		07/01/2021	554,265
3,000,000	Puerto Rico Commonwealth GO4	5.250		07/01/2023	1,916,160
2,610,000	Puerto Rico Commonwealth GO4	5.000		07/01/2023	1,667,059
3,000,000	Puerto Rico Commonwealth GO4	5.125		07/01/2028	1,899,150
1,365,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	1,420,037
4,020,000	Puerto Rico Commonwealth GO4	5.250		07/01/2030	2,539,796
4,515,000	Puerto Rico Commonwealth GO4	5.000		07/01/2020	2,888,155
772,297	Puerto Rico Electric Power Authority	10.000		01/01/2021	617,147
954,075	Puerto Rico Electric Power Authority	10.000		07/01/2019	765,808
954,075	Puerto Rico Electric Power Authority	10.000		07/01/2019	765,808
257,432	Puerto Rico Electric Power Authority	10.000		07/01/2022	205,328
257,432	Puerto Rico Electric Power Authority	10.000		01/01/2022	205,328
772,296	Puerto Rico Electric Power Authority	10.000		07/01/2021	617,146
5,000,000	Puerto Rico Electric Power Authority, Series A10	6.750		07/01/2036	3,407,800
20,460,000	Puerto Rico Electric Power Authority, Series A10	5.000		07/01/2029	13,801,702
2,830,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250		07/01/2028	1,910,873
2,500,000	Puerto Rico Electric Power Authority, Series CCC[10]	5.000		07/01/2028	1,688,175
3,000,000	Puerto Rico Electric Power Authority, Series CCC[10]	5.250		07/01/2027	2,029,290
1,850,000	Puerto Rico Electric Power Authority, Series CCC[10]	5.000		07/01/2022	1,254,318
260,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2024	263,297
4,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2025	4,050,720
5,000,000	Puerto Rico Electric Power Authority, Series TT10	5.000		07/01/2037	3,372,150
4,500,000	Puerto Rico Electric Power Authority, Series TT10	5.000		07/01/2032	3,033,855
3,000,000	Puerto Rico Electric Power Authority, Series TT10	5.000		07/01/2026	2,023,230
1,690,000	Puerto Rico Electric Power Authority, Series VV	5.250		07/01/2025	1,815,161
1,500,000	Puerto Rico Electric Power Authority, Series VV10	5.500		07/01/2020	1,020,075
2,750,000	Puerto Rico Electric Power Authority, Series WW10	5.375		07/01/2023	1,860,677
5,000,000	Puerto Rico Electric Power Authority, Series WW10	5.500		07/01/2021	3,396,200
5,000,000	Puerto Rico Electric Power Authority, Series WW10	5.500		07/01/2020	3,400,250
1,985,000	Puerto Rico Electric Power Authority, Series WW10	5.250		07/01/2025	1,339,736
2,000,000	Puerto Rico Electric Power Authority, Series WW10	5.000		07/01/2028	1,350,540
3,050,000	Puerto Rico Electric Power Authority, Series WW10	5.500		07/01/2038	2,056,706
1,670,000	Puerto Rico Electric Power Authority, Series XX10	5.250		07/01/2040	1,136,819
7,300,000	Puerto Rico Electric Power Authority, Series ZZ10	5.250		07/01/2024	4,934,216
410,000	Puerto Rico Electric Power Authority, Series ZZ10	5.250		07/01/2022	277,964
40,000	Puerto Rico Highway & Transportation Authority[3]	5.000		07/01/2022	21,594
3,500,000	Puerto Rico Highway & Transportation Authority, Series M4	5.000		07/01/2046	918,750
65,000	Puerto Rico Infrastructure[4]	5.000		07/01/2041	10,790
8,000,000	Puerto Rico Infrastructure[4]	7.072	[5]	07/01/2030	1,437,120
850,000	Puerto Rico Infrastructure[3]	5.500		07/01/2024	465,375
8,695,000	Puerto Rico Infrastructure Financing Authority[4]	6.065	[5]	07/01/2031	1,471,803
750,000	Puerto Rico Infrastructure Financing Authority[3]	5.500		07/01/2028	410,625

23 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$2,810,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625%		07/01/2022	$2,234,428
1,230,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	1,161,932
190,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000		10/01/2022	151,139
10,000,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2028	10,378,500
3,300,000	Puerto Rico Public Buildings Authority[3]	5.000		07/01/2032	1,955,250
4,940,000	Puerto Rico Public Buildings Authority[4]	5.375		07/01/2033	2,926,950
1,000,000	Puerto Rico Public Buildings Authority[4]	6.250		07/01/2031	615,000
240,000	Puerto Rico Public Buildings Authority[3]	5.250		07/01/2042	142,200
8,575,000	Puerto Rico Public Buildings Authority[3]	6.250		07/01/2026	5,273,625
2,000,000	Puerto Rico Public Buildings Authority[4]	6.000		07/01/2041	1,225,000
5,615,000	Puerto Rico Public Finance Corp., Series B4	5.500		08/01/2031	541,847
6,380,000	Puerto Rico Sales Tax Financing Corp.	8.542	[5]	08/01/2023	1,973,015
4,365,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	2,227,285
17,650,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	9,051,450
270,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	135,362
18,875,000	Puerto Rico Sales Tax Financing Corp., Series A	9.407	[5]	08/01/2036	2,242,539
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.276	[5]	08/01/2034	6,385,500
20,215,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	10,436,196
15,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	8,060,100
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.108	[5]	08/01/2044	6,313,183
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	3,778,600
29,160,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2040	21,057,311
32,560,000	Puerto Rico Sales Tax Financing Corp., Series C	8.015	[5]	08/01/2038	3,491,083
3,685,000	Puerto Rico Sales Tax Financing Corp., Series C	6.750	[2]	08/01/2032	2,035,557
2,205,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	1,168,341
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	3,734,760
2,500,000	V.I. Public Finance Authority, Series C1	5.000		10/01/2039	2,416,500
					240,816,186
Total Municipal Bonds and Notes (Cost $2,487,405,934)					2,241,803,944

Principal Amount

Corporate Bonds and Notes—0.0%
68,697	Las Vegas Monorail Co., Sr. Sec. Nts.[11]	5.500		07/15/2019	4,345
18,270	Las Vegas Monorail Co., Sub. Nts.[11]	3.000	[8]	07/15/2055	1,156
Total Corporate Bonds and Notes (Cost $139)					5,501

Shares

Common Stocks—0.0%
1,080	WCI Communities Inc.[11,12] (Cost $17,334)				25,002

Total Investments, at Value (Cost $2,487,423,407)—105.2%					2,241,834,447
Net Other Assets (Liabilities)—(5.2)					(109,875,939)

Net Assets—100.0%					$2,131,958,508

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

24 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

7. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

9. Security received as the result of issuer reorganization.

10. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

11. Received as a result of a corporate action.

12. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance Country Housing Corp.
AWCC	American Water Capital Corp.
ARC	Assoc. of Retarded Citizens
BH&HCG	Bristol Hospital & Health Care Group
BHDF	Bristol Hospital Development Foundation
BHlthC	Bristol Health Care
BHosp	Bristol Hospital
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
DA	Dormitory Authority
DHlth	Dignity Health
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
EPBH	Emma Pendleton Bradley Hospital
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HDS	Housing Devel. Services
HE&HFA	Higher Education and Health Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.

25 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHEMS	Houston Healthcare EMS
HHH&H	Healthalliance Home Health and Hospital
HHosp	Healthalliance Hospital
HHP	Houston Healthcare Properties
HHSys	Houston Healthcare System
HoustonH	Houston Hospitals
HPCP	Houston Primary Care Physicians
HPS	Houston Physician Specialists
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KAWC	Kentucky American Water Company
L.I.	Long Island
LCMAS	Little Company of Mary Ancillary Services Corp.
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
OLOLMC	Our Lady Of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PCTC	Presence Care Transformation Corp.
PEMC	Providence Everett MEdical Center
PH&S	Providence Health & Services
PH&SO	Providence Health & Services-Oregon
PH&SW	Providence Health & Services-Washington
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHlth	Presence Health
PHlthC	Providence Health Care
PHN	Presence Health Network
PHP	Presence PRV Health
PHSSC	Providence Health System-Southern CA
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSMMC	Providence St. Mary Medical Center
PSSC	Presence Senior Services - Chicagoland
RIH	Rhode Island Hospital
ROLs	Reset Option Longs

26 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SFMH	St. Francis Memorial Hospital
SHSvcs	Sequoia Health Services
SJHC	St. Joseph Hospital Corp.
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SPH&HSC	St. Patrick Hospital and Health Science Center
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
UMHC	UMass Memorial Health Care
UMMC	UMass Memorial Medical Center
V.I.	United States Virgin Islands
WAFMH	W A Foote Memorial Hospital

27 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and

28 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Securities Valuation (Continued)

asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific

29 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$88,763,810	$—	$88,763,810

30 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Securities Valuation (Continued)
	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Alaska	$—	$266,930	$65,922	$332,852
Arizona	—	49,184,182	—	49,184,182
Arkansas	—	—	1,111,808	1,111,808
California	—	238,875,437	—	238,875,437
Colorado	—	53,903,850	—	53,903,850
Connecticut	—	598,368	—	598,368
Delaware	—	5,039,493	—	5,039,493
District of Columbia	—	16,988,009	—	16,988,009
Florida	—	206,417,809	9,934,537	216,352,346
Georgia	—	2,329,311	—	2,329,311
Idaho	—	66,568	—	66,568
Illinois	—	226,726,307	—	226,726,307
Indiana	—	36,977,051	—	36,977,051
Iowa	—	4,129,219	43,948	4,173,167
Kansas	—	2,785,367	—	2,785,367
Kentucky	—	25,638,346	—	25,638,346
Louisiana	—	68,614,198	—	68,614,198
Maine	—	8,112,270	—	8,112,270
Maryland	—	9,019,098	—	9,019,098
Massachusetts	—	12,787,702	—	12,787,702
Michigan	—	102,027,278	—	102,027,278
Minnesota	—	3,426,989	—	3,426,989
Mississippi	—	12,355,568	—	12,355,568
Missouri	—	45,511,112	—	45,511,112
Montana	—	—	2,338,604	2,338,604
Nebraska	—	13,978,911	—	13,978,911
Nevada	—	15,824,841	—	15,824,841
New Hampshire	—	58,749,335	—	58,749,335
New Jersey	—	49,683,826	—	49,683,826
New Mexico	—	2,382,964	—	2,382,964
New York	—	119,054,513	—	119,054,513
North Carolina	—	20,054	—	20,054
North Dakota	—	6,653,259	—	6,653,259
Ohio	—	126,702,136	—	126,702,136
Oklahoma	—	12,587,772	—	12,587,772
Oregon	—	3,442,150	—	3,442,150
Pennsylvania	—	87,223,412	—	87,223,412
Rhode Island	—	18,824,801	—	18,824,801
South Carolina	—	17,662,023	4,727,126	22,389,149
South Dakota	—	1,711,725	—	1,711,725
Tennessee	—	7,500,641	—	7,500,641
Texas	—	102,847,212	—	102,847,212
Utah	—	276,229	—	276,229
Vermont	—	902,110	—	902,110
Virginia	—	17,883,643	1,029,715	18,913,358

31 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Washington	$—	$60,071,464	$—	$60,071,464
West Virginia	—	4,336,537	—	4,336,537
Wisconsin	—	32,868,408	3,860	32,872,268
U.S. Possessions	—	237,639,621	3,176,565	240,816,186
Corporate Bonds and Notes	—	5,501	—	5,501
Common Stock	25,002	—	—	25,002
Total Assets	$25,002	$2,219,377,360	$22,432,085	$2,241,834,447

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is

32 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating

33 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the

Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $80,920,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund

34 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $180,116,623 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $113,640,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 3,480,000	FL COP (Dept. of Management Services) Tender Option Bond Series 2015-XF0020 Trust	11.230%	8/1/28	$ 4,315,304
4,000,000	Greater Orlando, FL Aviation Authority Tender Option Bond Series 2015-XF2019 Trust[3]	13.570	10/1/32	6,133,600
4,000,000	Houston, TX Airport System Tender Option Bond Series 2015-XF0240 Trust[3]	15.407	7/1/39	5,151,040
5,000,000	IL Finance Authority (Northwestern Memorial Hospital/Northwestern Memorial Healthcare Obligated Group) Tender Option Bond Series 2015-XF0022 Trust	17.190	8/15/39	7,613,000
1,555,000	IL Finance Authority Tender Option Bond Series 2015-XF2122 Trust[3]	13.481	5/15/29	1,972,859
3,650,000	MI Hospital Finance Authority Tender Option Bond Series 2015-XF2129 Trust[3]	17.610	12/1/23	5,226,654
10,770,000	NH H&EFA (LRG Healthcare) Tender Option Bond Series 2015-XF0037 Trust	8.161	10/1/34	13,454,961
5,215,000	NH H&EFA Tender Option Bond Series 2015- XF2144 Trust[3]	20.652	4/1/38	8,675,465
2,500,000	Orange County, FL School Board Tender Option Bond Series 2015-XF2013 Trust[3]	15.010	8/1/34	3,723,700
3,335,000	San Francisco, CA City & County COP Tender Option Bond Series 2015-XF2033 Trust[3]	10.480	10/1/33	4,705,285
3,840,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	16.990	11/15/29	5,504,755

				$ 66,476,623

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option

35 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $113,640,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$23,822,050
Sold securities	27,497,252

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite

36 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$148,018,352
Market Value	$75,140,818
Market Value as % of Net Assets	3.52%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $53,294,576, representing 2.5% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality

37 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,376,217,712[1]

Gross unrealized appreciation	$133,293,421
Gross unrealized depreciation	(379,521,359)

Net unrealized depreciation	$(246,227,938)

1. The Federal tax cost of securities does not include cost of $111,844,673, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 3.

38 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/14/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/14/2016